(LOGO)
YACKTMAN
FUNDS

SEMI-ANNUAL REPORT
JUNE 30, 2000

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.
MESSAGE TO SHAREHOLDERS
-------------------------------------------------------------------------------
(PHOTO)

Dear Fellow Shareholder:

  The first half of the year was like a roller coaster ride for the technology stocks - going up in the first quarter and down in the second quarter, while the Funds did just the opposite - going down in the first quarter and up in the second quarter, thus beating the S&P 500 nicely in the second quarter.

  While we are still not up for the year, we are certainly in an excellent position statistically as shown by the following:

--------------------------------------------------------------------------------
                                 THE          DISCOUNT
                               YACKTMAN       FROM THE
                 S&P 500         FUND         S&P 500
TIME             PRICE/         PRICE/         PRICE/
PERIOD          EARNINGS       EARNINGS       EARNINGS
--------------------------------------------------------------------------------
June, 1998        22.7           16.9           26%
June, 1999        32.0           14.8           54%
June, 2000        25.5           11.2           57%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 THE          DISCOUNT
                               YACKTMAN       FROM THE
                 S&P 500     FOCUSED FUND     S&P 500
TIME             PRICE/         PRICE/         PRICE/
PERIOD          EARNINGS       EARNINGS       EARNINGS
--------------------------------------------------------------------------------
June, 1998        22.7           16.6           27%
June, 1999        32.0           13.9           57%
June, 2000        25.5           10.2           60%
--------------------------------------------------------------------------------
The estimated earnings used to create the above P/E ratios were provided by commercial estimates when available, or by internal estimates.

  Our strategy remains as it has in the past - to buy inexpensive, solid, very profitable businesses that have consistently rising cash earnings and thus the ability to pay steadily rising dividends or to make investments that accelerate rising cash earnings.
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Our batting average of buying good businesses that fit this model remains high, yet the overall market has remained overly excited about technology issues even with the recent decline in their prices. Historically, buying technology stocks has proven quite risky and buying expensive (high P/E) stocks has proven even more risky. For these reasons we feel confident in our strategy.

  Our largest holdings seem poised to do well. Philip Morris and Dentsply have moved up sharply this year and both companies continue to grow revenues and earnings. The recent decision by Philip Morris to sell part of Kraft General Foods and purchase Nabisco sets the stage for a possible separation of the food and tobacco businesses sometime in the future. Both Department 56 and Franklin Covey seem to have their problems behind them and both managements appear focused on building shareholder wealth. Jostens was taken private earlier this year and both Jenny Craig and United Asset Management have tender offers outstanding that are expected to be completed before year-end. I would like to see higher prices paid for these companies, but I think these buyouts show that we have done a good job of investing in companies trading below what prudent investors would pay for the whole enterprise.

  We believe that the businesses we have invested in are very profitable with strong cash flows, are selling at low prices and have excellent futures. Our performance in the second quarter leaves us very optimistic about the prospects for our strategy as the market returns to realistic valuations.

Sincerely,

/s/ Donald A. Yacktman

Donald A. Yacktman
President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
P.S. In an effort to hold down expenses for our shareholders we have made two changes. First, we will only send out a semi-annual and annual report to shareholders. Since no one called asking about the first quarter report, we can fairly easily assume it was not missed. Given my literary skills, I can understand the lack of interest in my letter.

     Second, we will only pay an annual dividend at the end of the year in conjunction with the capital gain dividend. With dividend payout rates down and the overall market yield on common stocks quite low, we believe this move makes sense.

THE YACKTMAN FUND
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                 Percentage of
                                   Net Assets
--------------------------------------------------------------------------------
Dentsply International, Inc.         14.9%
Philip Morris Cos., Inc.             13.5%
Department 56, Inc.                  12.7%
Franklin Covey Co.                    6.9%
Block H&R, Inc.                       4.5%
Tupperware Corp.                      4.4%
First Data Corp.                      4.2%
Clorox Co.                            4.1%
United Asset Management Corp.         4.0%
K-Swiss, Inc., Class A                3.9%
                                     -----
TOTAL                                73.1%
--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                   NET SHARES      CURRENT
PURCHASE                           PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
K-Swiss, Inc., Class A               36,100        160,000
--------------------------------------------------------------------------------

                                   NET SHARES      CURRENT
SALES                                 SOLD       SHARES HELD
--------------------------------------------------------------------------------
Bandag, Inc., Class A                40,000        110,000

Block H&R, Inc.                      20,000         90,000

Clorox Co.                           20,000         60,000

Dentsply International, Inc.        315,000        315,000

Department 56, Inc.                  90,000        750,000

First Data Corp.                     45,000         55,000

First Health Group Corp.            120,000         70,000

Franklin Covey Co.                  250,000        650,000

Gartner Group Inc., Class B          20,000        120,000

Intimate Brands, Inc.<F1>            50,000         80,000

Jenny Craig, Inc.                   132,000        550,000

Jostens, Inc.                       195,000              _

Luxottica Group ADR                 100,000              _

Philip Morris Cos., Inc.            250,000        330,000

Tupperware Corp.                    100,000        130,000

United Asset Management Corp.       160,000        110,000

Valassis Communications, Inc.        10,000         60,000

<F1> Adjusted for a 2 for 1 split on 5/31/00

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                        NUMBER
                                      OF SHARES     VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 92.1%

APPAREL/SHOES - 3.9%
K-Swiss, Inc., Class A                 160,000    $2,550,000
                                                  ----------
EDUCATIONAL SERVICES - 6.9%
Franklin Covey Co.<F1>                 650,000     4,509,375
                                                  ----------
FINANCIAL SERVICES - 8.2%
First Data Corp.                        55,000     2,729,375
United Asset Management Corp.          110,000     2,571,250
                                                  ----------
                                                   5,300,625
                                                  ----------
FOOD/TOBACCO - 13.5%
Philip Morris Cos., Inc.               330,000     8,765,625
                                                  ----------
HOME FURNISHINGS - 12.7%
Department 56, Inc.<F1><F2>            750,000     8,250,000
                                                  ----------
HOUSEHOLD PRODUCTS - 8.6%
Clorox Co.                              60,000     2,688,750
Tupperware Corp.                       130,000     2,860,000
                                                  ----------
                                                   5,548,750
                                                  ----------
MEDICAL SERVICES - 3.5%
First Health Group Corp.<F1>            70,000     2,296,875
                                                  ----------
MEDICAL SUPPLIES - 14.9%
Dentsply International, Inc.           315,000     9,705,937
                                                  ----------
RETAILING - 2.4%
Intimate Brands, Inc.                   80,000     1,580,000
                                                  ----------
SERVICES - 13.6%
Block H&R, Inc.                         90,000     2,913,750
Gartner Group, Inc., Class B<F1>       120,000     1,185,000
Jenny Craig, Inc.<F1>                  550,000     1,890,625
Servicemaster Co.                       50,000       568,750
Valassis Communications, Inc.<F1>       60,000     2,287,500
                                                  ----------
                                                   8,845,625
                                                  ----------
--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                     NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------
TIRES AND RUBBER - 3.9%
Bandag, Inc., Class A               110,000     $  2,530,000
                                                ------------
Total Common Stocks
   (cost $62,520,486)                             59,882,812
                                                ------------
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------
DEMAND NOTES
(VARIABLE RATE) - 7.0%

American Family Financial Services  $1,165,785     1,165,785
Firstar Corp.                        1,884,158     1,884,158
General Mills, Inc.                    195,000       195,000
Sara Lee Corp.                         759,200       759,200
Wisconsin Corp. Central Credit Union   319,457       319,457
Wisconsin Electric Power Co.           217,292       217,292
                                                 -----------
Total Demand Notes
   (cost $4,540,892)                               4,540,892
                                                 -----------
Total Investments - 99.1%
   (cost $67,061,378)                             64,423,704

Other Assets less Liabilities - 0.9%                 558,275
                                                 -----------
Net Assets - 100.0% (equivalent
   to $9.01 per share based on
   7,208,403 shares outstanding)                 $64,981,979
                                                 ===========

<F1>  Non-income producing
<F2>  Affiliated company - See Note 6

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                   NET SHARES      CURRENT
NEW PURCHASE                       PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
Bandag, Inc., Class A                3,700          3,700

--------------------------------------------------------------------------------
                                   NET SHARES      CURRENT
PURCHASE                           PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
K-Swiss, Inc., Class A               8,000          20,000

--------------------------------------------------------------------------------
                                   NET SHARES      CURRENT
SALES                                 SOLD       SHARES HELD
--------------------------------------------------------------------------------
Dentsply International, Inc.         6,500          11,500

First Data Corp.                     2,000           6,000

First Health Group Corp.             7,000           8,000

Franklin Covey Co.                  81,900          80,000

Gartner Group, Inc., Class B         3,000          22,000

Jostens, Inc.                       17,500               _

Philip Morris Cos., Inc.             4,000          35,000

United Asset Management Corp.       12,000          10,000

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                     NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 75.6%

APPAREL/SHOES - 4.8%
K-Swiss, Inc., Class A               20,000    $   318,750
                                               -----------

EDUCATIONAL SERVICES - 8.4%
Franklin Covey Co.<F1>              80,000         555,000
                                               -----------

FINANCIAL SERVICES - 8.0%
First Data Corp.                     6,000         297,750
United Asset Management Corp.       10,000         233,750
                                               -----------
                                                   531,500
                                               -----------

FOOD/TOBACCO - 14.0%
Philip Morris Cos., Inc.            35,000         929,687
                                               -----------

HOME FURNISHINGS - 15.4%
Department 56, Inc.<F1>             93,000       1,023,000
                                               -----------

MEDICAL SERVICES - 4.0%
First Health Group Corp.<F1>         8,000         262,500
                                               -----------

MEDICAL SUPPLIES - 5.3%
Dentsply International, Inc.        11,500         354,344
                                               -----------

RETAILING - 4.2%
Intimate Brands, Inc.               14,000         276,500
                                               -----------

SERVICES - 10.2%
Block H&R, Inc.                      9,000         291,375
Gartner Group, Inc., Class B<F1>    22,000         217,250
Servicemaster Co.                   15,000         170,625
                                                ----------
                                                   679,250
                                                ----------

TIRES & RUBBER - 1.3%
Bandag, Inc., Class A                3,700          85,100
                                                ----------

Total Common Stocks
(cost $6,278,810)                                5,015,631
                                                ----------
--------------------------------------------------------------------------------
                                     NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK - 3.4%

Franklin Covey Co., Series A         2,250     $   225,000
                                               -----------

Total Preferred Stock
   (cost $225,000)                                 225,000
                                               -----------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------
DEMAND NOTES
(VARIABLE RATE) - 19.9%

American Family Financial Services  $216,083       216,083
Firstar Corp.                       288,971        288,971
Sara Lee Corp.                      292,775        292,775
Wisconsin Corp. Central
   Credit Union                     252,975        252,975
Wisconsin Electric Power Co.        269,622        269,622
                                                 ---------

Total Demand Notes
   (cost $1,320,426)                             1,320,426
                                                 ---------
Total Investments - 98.9%
   (cost $7,824,236)                             6,561,057

Other Assets less Liabilities  - 1.1%               71,007
                                                 ---------

Net Assets - 100.0% (equivalent
  to $8.01 per share based on
  828,311 shares outstanding)                   $6,632,064
                                                ==========


<F1> Non-income producing

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                      THE YACKTMAN   THE YACKTMAN
                                           FUND      FOCUSED FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at value
     Nonaffiliated issuers
  (cost $52,598,378, and
     $7,824,236, respectively)         $56,173,704     $6,561,057
     Affiliated issuers
     (cost $14,463,000, and
     $0, respectively)                   8,250,000              -
  Short-term investments of
     collateral received for
     securities loaned                   5,927,700      1,236,000
  Receivable for securities sold                 -         49,938
  Receivable for fund shares issued        516,188              -
  Dividends and interest receivable        286,943         29,492
  Prepaid expenses                          13,934          9,021
  Receivable from Adviser                        -          2,081
                                       -----------     ----------
     Total Assets                       71,168,469      7,887,589
                                       -----------     ----------
LIABILITIES:
  Collateral for securities loaned       5,927,700      1,236,000
  Payable for fund shares redeemed         130,461              -
  Accrued investment advisory fees          34,288              -
  Other accrued expenses                    94,041         19,525
                                       -----------    -----------
     Total Liabilities                   6,186,490      1,255,525
                                       -----------    -----------

NET ASSETS                             $64,981,979     $6,632,064
                                       ===========    ===========
NET ASSETS CONSIST OF:
  Capital stock                        $63,668,183    $12,358,270
  Undistributed net investment
     income                                162,735         29,861
  Undistributed net realized
     gains (losses)                      3,788,735    (4,492,888)
  Net unrealized depreciation
     on investments                    (2,637,674)    (1,263,179)
                                       -----------    -----------
     Total Net Assets                  $64,981,979     $6,632,064
                                       ===========    ===========
CAPITAL STOCK, $.0001 par value
  Authorized                           500,000,000    500,000,000
  Issued and outstanding                 7,208,403        828,311

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                     $9.01          $8.01
                                             =====          =====
See notes to financial statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                      THE YACKTMAN   THE YACKTMAN
                                          FUND       FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income                     $    732,650  $      67,309
  Interest income                           68,698         33,540
  Securities lending income
     (See Note 7)                            1,350             72
                                      ------------   ------------
                                           802,698        100,921
                                      ------------   ------------
EXPENSES:
  Investment advisory fees                 238,072         35,802
  Shareholder servicing fees               121,457         11,641
  Administration and
     accounting fees                        50,501         24,864
  Professional fees                         27,411          9,114
  Reports to shareholders                   17,522          1,460
  Federal and state
     registration fees                      13,658         11,550
  Directors' fees and expenses              13,088          1,087
  Custody fees                               9,906          1,492
  Miscellaneous costs                        6,336            668
                                       -----------    -----------
  Total expenses before
     reimbursements                        497,951         97,678
  Expense reimbursements
     (See Note 4)                                -       (52,927)
                                       -----------    -----------
  Net expenses                             497,951         44,751
                                       -----------    -----------
NET INVESTMENT INCOME                      304,747         56,170
                                       -----------    -----------
REALIZED AND UNREALIZED GAIN
(LOSS):
  Net realized gain (loss) on
     investments (See Note 6)            3,788,494    (1,033,782)
  Change in unrealized appreciation
     (depreciation) on investments     (9,806,764)        239,649
  Net realized and unrealized loss    ------------    -----------
     on investments                    (6,018,270)      (794,133)
                                      ------------    -----------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS             $(5,713,523)  $   (737,963)
                                      ============  =============
See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                                                  THE YACKTMAN
                                                  THE YACKTMAN FUND               FOCUSED FUND
                                          -----------------------------   --------------------------
                                                     SIX MONTHS                    SIX MONTHS
                                               ENDED            YEAR           ENDED        YEAR
                                           JUNE 30, 2000       ENDED      JUNE 30, 2000     ENDED
                                            (UNAUDITED)    DEC. 31, 1999  (UNAUDITED)  DEC. 31, 1999
                                          ------------------------------  --------------------------
OPERATIONS:
  Net investment income                   $     304,747  $   1,788,469   $     56,170  $     120,871
  Net realized gain (loss)
    on investments                            3,788,494      2,125,339    (1,033,782)    (2,736,086)
  Change in unrealized
    appreciation (depreciation)
    on investments                          (9,806,764)   (39,430,731)        239,649    (1,694,652)
                                          -------------  -------------    -----------  -------------
  Net decrease in net assets
    resulting from operations               (5,713,523)   (35,516,923)      (737,963)    (4,309,867)
                                          -------------  -------------    -----------  -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                  11,542,894     41,386,878      2,196,893      1,864,934
  Proceeds from reinvestment
    of dividends                                152,257      3,231,289         24,582        140,403
                                          -------------  -------------    -----------   ------------
                                             11,695,151     44,618,167      2,221,475      2,005,337

  Payments for shares redeemed             (50,271,769)  (203,767,926)    (3,833,592)   (15,948,264)
                                          -------------  -------------    -----------   ------------
  Net decrease                             (38,576,618)  (159,149,759)    (1,612,117)   (13,942,927)
                                          -------------  -------------    -----------   ------------

DIVIDENDS PAID FROM:
  Net investment income                       (157,980)    (1,544,769)       (26,346)      (125,562)
  Net realized gains                                  -    (1,788,789)              -       (20,480)
                                          -------------  -------------    -----------   ------------

TOTAL DECREASE IN NET ASSETS                  (157,980)    (3,333,558)       (26,346)      (146,042)
                                          -------------  -------------    -----------    -----------
                                           (44,448,121)  (198,000,240)    (2,376,426)   (18,398,836)

NET ASSETS:
  Beginning of period                       109,430,100    307,430,340      9,008,490     27,407,326
                                          -------------  -------------    -----------    -----------

  End of period (including
   undistributed net investment income
   of $162,735, $15,968, $29,861
   and $37, respectively)                   $64,981,979   $109,430,100     $6,632,064    $9,008,490
                                           ============  =============    ===========    ==========

TRANSACTIONS IN SHARES:
  Shares sold                                 1,326,349      3,769,743        281,332        172,657
  Issued in reinvestment of dividends            17,787        327,409          3,073         14,381
  Shares redeemed                           (5,771,456)   (18,951,365)      (461,716)    (1,540,854)
                                          -------------   ------------     ----------   ------------
  Net decrease                              (4,427,320)   (14,854,213)      (177,311)    (1,353,816)
                                          =============   ============     ==========   ============


See notes to financial statements
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                        THE YACKTMAN FUND                                 THE YACKTMAN FUND
----------------------------------------------------------------  -----------------------------------------------------------
                                     SIX MONTHS
                                        ENDED         YEAR             YEAR           YEAR           YEAR           YEAR
For a Fund share outstanding        JUNE 30, 2000    ENDED             ENDED          ENDED          ENDED          ENDED
throughout each period               (UNAUDITED)  DEC. 31, 1999    DEC. 31, 1998  DEC. 31, 1997  DEC. 31, 1996  DEC. 31, 1995
----------------------------------------------------------------  -----------------------------------------------------------
Net asset value, beginning
  of period                              $9.40      $11.61            $14.05         $13.34         $12.09         $10.05

Income from investment
  operations:
  Net investment income                   0.04        0.12              0.11           0.22           0.24           0.22
  Net realized and unrealized
     gains (losses) on investments      (0.41)      (2.07)            (0.04)           2.21           2.90           2.81
  Total from investment               --------    --------          --------      ---------      ---------       --------
     operations                         (0.37)      (1.95)              0.07           2.43           3.14           3.03
                                      --------    --------          --------      ---------      ---------       --------
Less distributions:
  Dividends from net
     investment income                  (0.02)      (0.10)            (0.11)         (0.22)         (0.24)         (0.22)
  Distributions from net
     realized gains                          -      (0.16)            (2.40)         (1.50)         (1.65)         (0.77)
                                      --------    --------          --------      ---------      ---------       --------
  Total distributions                   (0.02)      (0.26)            (2.51)         (1.72)         (1.89)         (0.99)
                                      --------    --------          --------      ---------      ---------       --------
Net asset value, end of
  period                                 $9.01       $9.40            $11.61         $14.05         $13.34         $12.09
                                     =========    ========          ========     ==========      =========       ========
Total Return                       (3.92)%<F1>    (16.90)%             0.64%         18.28%         26.02%         30.42%
                                     =========    ========          ========     ==========      =========       ========
Supplemental data and ratios:
  Net assets, end of period (000s)     $64,982    $109,430          $307,430     $1,082,139      $ 755,617       $566,723
  Ratio of expenses before expense   =========    ========          ========     ==========      =========       ========
     reductions to average net assets
     (See Note 5)                    1.36%<F2>       0.72%             1.16%          0.90%          0.96%          0.99%
  Ratio of net expenses to average   =========    ========          ========     ==========      =========       ========
     net assets                      1.36%<F2>       0.71%             1.14%          0.86%          0.90%          0.91%
  Ratio of net investment income to  =========    ========          ========     ==========      =========       ========
     average net assets              0.83%<F2>       0.95%             0.87%          1.54%          1.80%          2.02%
                                     =========    ========          ========     ==========      =========       ========

  Portfolio turnover rate                1.69%       4.80%            14.32%         69.13%         58.54%         55.37%
                                      ========    ========          ========     ==========      =========       ========
<F1> Not annualized
<F2> Annualized


See notes to financial statements
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Cont'd.)
                                       THE YACKTMAN          THE YACKTMAN
                                       FOCUSED FUND          FOCUSED FUND
--------------------------------------------------------------------------------
                                SIX MONTHS      YEAR      YEAR   MAY 1, 1997<F1>
For a Fund share                   ENDED        ENDED     ENDED      THROUGH
outstanding throughout         JUNE 30, 2000   DEC. 31,  DEC. 31,    DEC. 31,
each period                     (UNAUDITED)     1999       1998        1997
--------------------------------------------------------------------------------
 Net asset value,
  beginning of period              $8.96        $11.62    $11.21         $10.00

 Income from investment
  operations:
  Net investment income             0.07          0.09      0.05           0.07
  Net realized and
    unrealized gains (losses)
    on investments                (0.99)        (2.64)      0.46           1.47
  Total from investment           ------        ------    ------         ------
    operations                    (0.92)        (2.55)      0.51           1.54
                                  ------        ------    ------         ------
 Less distributions:
  Dividends from net
    investment income             (0.03)        (0.09)    (0.05)         (0.07)
  Distributions from net
    realized gains                     -        (0.02)    (0.05)         (0.26)
                                  ------        ------    ------         ------
  Total distributions             (0.03)        (0.11)    (0.10)         (0.33)
                                  ------        ------    ------         ------
 Net asset value, end
  of period                        $8.01         $8.96    $11.62         $11.21
                                 =======      ========    ======         ======
 Total Return                   (10.27)%<F2>  (22.02)%     4.58%     15.38%<F2>
                                 =======      ========    ======         ======
 Supplemental data and ratios:
  Net assets, end of
    period (000s)                 $6,632        $9,008   $27,407        $58,446
  Ratio of expenses before       =======      ========   =======        =======
    expense reimbursements
    to average net assets
    (See Note 4)                   2.72%<F3>     1.19%     1.81%      1.71%<F3>
  Ratio of net expenses to       =======      ========   =======       ========
    average net assets             1.25%<F3>     1.19%     1.25%      1.25%<F3>
  Ratio of net investment        =======      ========   =======       ========
    income to average
    net assets                     1.56%<F3>     0.74%     0.48%      1.02%<F3>
                                 =======      ========   =======       ========
  Portfolio turnover rate          5.53%        25.36%    49.26%         60.43%
                                 =======      ========   =======        =======
<F1> Commencement of operations
<F2> Not annualized
<F3> Annualized

See notes to financial statements
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THE YACKTMAN FUNDS, INC.
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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
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1.   ORGANIZATION
The Yacktman Funds, Inc. (the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

a) INVESTMENT VALUATION - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method. Variable rate demand notes are valued at cost which approximates market value. Options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.
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b)  OPTIONS - Premiums received by The Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of the option premium received. The Yacktman Focused Fund had no activity in written options for the six months ended June 30, 2000.

c) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

d) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

e) OTHER - Investment transactions are accounted for on the trade date. The Funds determine gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

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THE YACKTMAN FUNDS, INC.
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NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
June 30, 2000 (Unaudited)
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3.   INVESTMENT TRANSACTIONS
For the six months ended June 30, 2000, the aggregate purchases and sales of securities, excluding short-term securities, were $1,215,343 and $41,036,153 for The Yacktman Fund and $333,847 and $2,252,052 for The Yacktman Focused Fund, respectively. There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2000.

4.  INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets.

5.  EXPENSE REDUCTIONS
The Adviser may direct certain of the Funds' portfolio trades to brokers at best price and execution and may generate directed brokerage credits to be used against sub-transfer agency fees. Shareholders benefit under this arrangement as the net expenses of the Funds do not include such sub-transfer agency fees. For the six months ended June 30, 2000, there were no expenses reduced by utilizing directed brokerage credits for The Yacktman Fund and The Yacktman Focused Fund. In accordance with Securities and Exchange Commission requirements, such amount is required to be shown as an expense and would be included in shareholder servicing fees in the Statement of Operations.

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6.  TRANSACTIONS WITH AFFILIATES
The following is an analysis of transactions for the six months ended June 30, 2000 for The Yacktman Fund with "affiliated companies" (an affiliated company is defined by the 1940 Act as a company in which a Fund owns 5% or more of that company's outstanding voting shares):

                                                                      Amount
                                                           Amount     of
                                                           of         Gain
                                                           Dividends  (Loss)
                                 Share Activity            Credited   Realized
                    ------------------------------------   to         on Sale
Security             Balance                     Balance   Income     of Shares
Name                12/31/99  Purchases  Sales   6/30/00   in 2000    in 2000
--------            --------  ---------  -----   -------   -------    ----------
Department 56, Inc. 840,000   -          90,000  750,000    -         $(246,786)

7.  SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of June 30, 2000, The Yacktman Fund had on loan securities valued at $5,710,269 and collateral of $5,927,700 and The Yacktman Focused Fund had on loan securities valued at $1,139,875 and collateral of $1,236,000.

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THE YACKTMAN FUNDS, INC.
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NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
June 30, 2000 (Unaudited)
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8.   TAX INFORMATION
At June 30, 2000, gross unrealized appreciation and depreciation on investments on a tax basis were as follows:
                                    THE YACKTMAN    THE YACKTMAN
                                        FUND        FOCUSED FUND

Appreciation                       $  15,957,119    $     567,698
Depreciation                        (18,594,793)      (1,881,163)
                                   -------------    -------------
 Net appreciation on investments   $ (2,637,674)    $ (1,313,465)
                                   =============    =============
Tax cost basis                     $  67,061,378    $   7,874,522
                                   =============    =============

At December 31, 1999, The Yacktman Focused Fund had accumulated capital loss carryforwards of $1,333,190 expiring in the year 2007. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforward.
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For Fund information and
shareholder services, call
1-800-525-8258
Web site: www.yacktman.com

The Yacktman Funds, Inc.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-5207
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YA-410-0800

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